Income Taxes - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018	Jan. 01, 2021
Disclosure of income taxes [line items]
Deferred Tax Expense (Recovery)		$ 642	$ 452	$ (838)
Canadian statutory tax rate		23.70%	23.70%	24.00%
Deferred Income Taxes	$ 694	$ 546	$ 694			$ 1,100
Amounts of tax pools available, including tax losses	17,682	15,439	17,682
Sunrise
Disclosure of income taxes [line items]
Deferred Income Taxes		(486)
Canadian Federal Non Capital Losses
Disclosure of income taxes [line items]
Amounts of tax pools available, including tax losses	1,500	115	1,500
US Federal Net Operating Losses
Disclosure of income taxes [line items]
Amounts of tax pools available, including tax losses	775	468	775
Canadian Net Capital Losses
Disclosure of income taxes [line items]
Amounts of tax pools available, including tax losses	102	28	102
Net capital losses associated with unrealized foreign exchange losses		504	102
United States
Disclosure of income taxes [line items]
Deferred Tax Expense (Recovery)	217
Deferred Income Taxes						359
Amounts of tax pools available, including tax losses	5,915	6,477	5,915
Canada
Disclosure of income taxes [line items]
Deferred Tax Expense (Recovery)	106
Deferred Income Taxes						1,100
Amounts of tax pools available, including tax losses	11,167	8,505	11,167
Alberta
Disclosure of income taxes [line items]
Canadian statutory tax rate				8.00%	12.00%
Asia Pacific
Disclosure of income taxes [line items]
Deferred Income Taxes						$ (444)
Amounts of tax pools available, including tax losses	$ 600	$ 457	$ 600